Harbor Mid Cap Fund Expense Example - Harbor Mid Cap Fund	Oct. 31, 2025 USD ($)
Retirement Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	266
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,044
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	510
Expense Example, with Redemption, 10 Years	1,138
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	124
Expense Example, with Redemption, 3 Years	398
Expense Example, with Redemption, 5 Years	692
Expense Example, with Redemption, 10 Years	$ 1,530